Note 11 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net loss attributable to ordinary shareholders	$ (16,988)	$ (16,084)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	39,004,609	27,732,449
Net loss per share —basic and diluted (in dollars per share)	$ (0.44)	$ (0.58)